SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Aug. 31, 2024	May 31, 2024	May 31, 2023
Payables and Accruals [Abstract]
Outside services	$ 214,608	$ 123,065	$ 24,904
Employee compensation	14,397	12,285	14,747
Other	14,253	13,298
Total	$ 243,258	$ 148,648	$ 39,651